Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of significant accounting policies [text block] [Abstract]
Schedule of Revenue by Products and Services	Revenue by products and services was as follows:
	Year ended December 31,
	2022	2021	2020

Proprietary software and related services	$659,470	$632,986	$509,109
Other products and third party	494,344	472,045	312,315
Services	1,418,543	1,299,345	1,112,494
	$2,572,357	$2,404,376	$1,933,918

Schedule of Revenue by Timing of Revenue Recognition	Revenue by timing of revenue recognition was as follows:
	Year ended December 31,
	2022	2021	2020

Products and services transferred over time	$2,251,416	$2,072,841	$1,697,312
Products transferred at a point in time	320,941	331,535	236,606
	$2,572,357	$2,404,376	$1,933,918

Schedule of Amortization Periods of the Right-of-Use Assets	Following are the amortization periods of the right-of-use assets by class of underlying asset:
	Years	Mainly
Land and Buildings	2-23	3
Motor vehicles	2-3	3

Schedule of Useful Life of the Assets at Annual Rates	Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates as follows:
%
Land and Buildings	2.5
Computers, software, and peripheral equipment	20 – 33
Office furniture and equipment	6 – 33 (mainly 7)
Motor vehicles	13 – 15 (mainly 15)

Schedule of Useful Life of Intangible Assets	The useful life of intangible assets is as follows:
Years
Customer relationship, backlog and distribution rights	3 – 15
Brand names	5
Acquired technology	2 – 8
Patents	10